Earnings per Share - Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator (in thousands)
Net income (loss)	$ (5,019)	$ 9,768	$ (1,144)	$ 15,646
Less: Net income (loss) attributable to non-controlling interests	(9,995)	819	(9,568)	585
Net income (loss) attributable to HMH Holding Inc.	$ 4,976	$ 8,949	$ 8,424	$ 15,061
Denominator (actual shares)
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—basic (in shares)	11,662	69,355	5,863	69,355
Effect of dilutive securities (in shares)	309	0	825	0
Weighted-average shares of Class A Common stock outstanding—diluted (in shares)	11,971	69,355	6,688	69,355
Net income (loss) per share of common stock (actual)—Basic (in dollars per share)	$ 0.43	$ 0.13	$ 1.44	$ 0.22
Net income (loss) per share of Class A common stock (actual) — Diluted (in dollars per share)	$ 0.42	$ 0.13	$ 1.26	$ 0.22
HMH Holding BV And Subsidiaries [Member]
Numerator (in thousands)
Net income (loss)			$ (1,144)	$ 15,646	$ 46,123	$ 51,956
Less: Net income (loss) attributable to non-controlling interests					669	738
Net income (loss) attributable to HMH Holding Inc.					$ 45,454	$ 51,218
Denominator (actual shares)
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—basic (in shares)					200	200
Weighted-average shares of Class A Common stock outstanding—diluted (in shares)					200	200
Net income (loss) per share of common stock (actual)—Basic (in dollars per share)					$ 227,270	$ 256,090
Net income (loss) per share of Class A common stock (actual) — Diluted (in dollars per share)					$ 227,270	$ 256,090